NATIONWIDE

VL SEPARATE

ACCOUNT-D

Annual Report

to

Contract Owners

December 31, 2016

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and subsidiary and

Contract Owners of Nationwide VL Separate Account-D:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VL Separate Account-D (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)), as of December 31, 2016, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2016, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 21, 2017

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2016

Assets:
Investments at fair value:
Growth Fund - Class 2 (AMVGR2)
33,381 shares (cost $2,195,048)	$2,233,880
International Fund - Class 2 (AMVI2)
3,596 shares (cost $62,781)	60,266
VIP Small Cap Value Series: Service Class (DWVSVS)
25,925 shares (cost $981,765)	1,028,448
Stock Index Fund, Inc. - Initial Shares (DSIF)
94,114 shares (cost $4,043,916)	4,316,060
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2,177 shares (cost $22,865)	23,909
Enterprise Portfolio: Service Shares (JAMGS)
301 shares (cost $15,721)	16,914
Perkins Mid Cap Value Portfolio: Service Shares (JAMVS)
119 shares (cost $1,798)	1,914
Value Series - Initial Class (MVFIC)
13,760 shares (cost $245,520)	260,060
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
124,711 shares (cost $2,607,813)	2,772,335
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
26,025 shares (cost $339,690)	324,527
NVIT Mid Cap Index Fund - Class I (MCIF)
135,144 shares (cost $3,268,066)	3,275,898
NVIT Money Market Fund - Class I (SAM)
8,520,592 shares (cost $8,520,592)	8,520,592
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
16,203 shares (cost $212,259)	241,099
NVIT Multi-Manager Small Company Fund - Class I (SCF)
28,437 shares (cost $626,210)	610,546
NVIT Large Cap Growth Fund - Class I (NVOLG1)
22,849 shares (cost $429,066)	363,535
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
31,216 shares (cost $631,737)	633,365
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
75,359 shares (cost $977,040)	941,984
VIP Mid Cap Portfolio - Service Class (FMCS)
7,458 shares (cost $245,834)	251,343
VIP Overseas Portfolio - Service Class (FOS)
73,923 shares (cost $1,335,698)	1,311,390
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)
21,798 shares (cost $412,390)	424,625
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
28,493 shares (cost $617,693)	607,196
Global Securities Fund/VA - Non-Service Shares (OVGS)
28,931 shares (cost $1,102,706)	1,013,180
Real Return Portfolio - Administrative Class (PMVRRA)
79,691 shares (cost $1,001,458)	977,814
Total Return Portfolio - Administrative Class (PMVTRA)
212,825 shares (cost $2,359,704)	2,264,456
VI Growth and Income Fund - Series I Shares (ACGI)
57,354 shares (cost $1,273,538)	1,207,304
VI Core Equity Fund - Series I Shares (AVGI)
68,736 shares (cost $2,345,061)	2,376,895
VI International Growth Fund - Series I Shares (AVIE)
31,915 shares (cost $1,098,911)	1,049,688

Small-Cap Portfolio - Investment Class (ROCSC)
39,534 shares (cost $406,290)	332,483
Equity Income Portfolio - II (TREI2)
52,157 shares (cost $1,470,114)	1,473,449

Total Investments	$38,915,155

Accounts Receivable - Mid Cap Value Portfolio: Class 1 (JPMMV1)	13
Accounts Receivable - NVIT Large Cap Growth Fund - Class I (NVOLG1)	1,888
Accounts Payable - Perkins Mid Cap Value Portfolio: Service Shares (JAMVS)	(10)
Other Accounts Payable	(125)

$38,916,921

Contract Owners’ Equity:
Accumulation units	38,916,921

Total Contract Owners’ Equity (note 8)	$38,916,921

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENT OF OPERATIONS

Year Ended December 31, 2016

Investment Activity:	Total	AMVGR2	AMVI2	DWVSVS	DSIF	JPMMV1	JAMGS	JAMVS
Reinvested dividends	$411,153	17,808	853	6,252	80,406	-	126	96
Asset charges (note 3)	(95,795)	(5,561)	(211)	(2,127)	(9,922)	(20)	(39)	(28)

Net investment income (loss)	315,358	12,247	642	4,125	70,484	(20)	87	68

Realized gain (loss) on investments	5,271	(277,133)	(3,904)	(40,472)	308,416	(64)	963	(1,854)
Change in unrealized gain (loss) on investments	867,394	231,709	397	199,965	(64,317)	1,044	1,193	822

Net gain (loss) on investments	872,665	(45,424)	(3,507)	159,493	244,099	980	2,156	(1,032)

Reinvested capital gains	1,594,833	195,526	6,204	77,839	131,011	-	1,351	2,045

Net increase (decrease) in contract owners’ equity resulting from operations	$2,782,856	162,349	3,339	241,457	445,594	960	3,594	1,081

Investment Activity:	MVFIC	MVIVSC	MSVMG	GBF	GVIDM	MCIF	SAM	SCVF
Reinvested dividends	$5,575	28,936	-	-	6,196	36,667	544	1,367
Asset charges (note 3)	(628)	(6,360)	(6)	(355)	(942)	(7,130)	(23,436)	(577)

Net investment income (loss)	4,947	22,576	(6)	(355)	5,254	29,537	(22,892)	790

Realized gain (loss) on investments	19,615	101,039	(7,045)	6,209	14,058	(10,331)	-	12,437
Change in unrealized gain (loss) on investments	14,540	(80,403)	3,320	7,388	(18,932)	259,190	-	14,896

Net gain (loss) on investments	34,155	20,636	(3,725)	13,597	(4,874)	248,859	-	27,333

Reinvested capital gains	21,534	58,505	-	-	22,704	267,164	196	23,224

Net increase (decrease) in contract owners’ equity resulting from operations	$60,636	101,717	(3,731)	13,242	23,084	545,560	(22,696)	51,347

Investment Activity:	SCF	NVOLG1	ALVSVA	DQBP	FIGBS	FMCS	FOS	GVMCE
Reinvested dividends	$1,782	2,669	3,365	2,847	25,895	912	18,406	-
Asset charges (note 3)	(1,277)	(659)	(1,350)	(384)	(2,729)	(519)	(3,014)	(44)

Net investment income (loss)	505	2,010	2,015	2,463	23,166	393	15,392	(44)

Realized gain (loss) on investments	(842)	(6,860)	(8,637)	(2,740)	11,903	(7,699)	4,191	(291)
Change in unrealized gain (loss) on investments	33,354	(65,531)	106,129	9,021	2,028	21,854	(81,742)	2,441

Net gain (loss) on investments	32,512	(72,391)	97,492	6,281	13,931	14,155	(77,551)	2,150

Reinvested capital gains	84,760	83,309	31,615	-	466	12,369	2,328	-

Net increase (decrease) in contract owners’ equity resulting from operations	$117,777	12,928	131,122	8,744	37,563	26,917	(59,831)	2,106

Investment Activity:	SBVI	SBVSG	OVGS	PMVRRA	PMVTRA	ACGI	AVGI	AVIE
Reinvested dividends	$6,195	-	10,447	31,600	46,584	12,592	16,468	12,745
Asset charges (note 3)	(904)	(1,324)	(2,442)	(3,534)	(5,606)	(2,679)	(5,215)	(2,230)

Net investment income (loss)	5,291	(1,324)	8,005	28,066	40,978	9,913	11,253	10,515

Realized gain (loss) on investments	8,958	(11,676)	(25,755)	(100,995)	(20,584)	(37,722)	33,990	5,417
Change in unrealized gain (loss) on investments	23,911	30,292	(42,654)	131,220	31,418	133,861	4,129	(14,269)

Net gain (loss) on investments	32,869	18,616	(68,409)	30,225	10,834	96,139	38,119	(8,852)

Reinvested capital gains	8,431	21,997	66,221	-	-	104,065	147,607	-

Net increase (decrease) in contract owners’ equity resulting from operations	$46,591	39,289	5,817	58,291	51,812	210,117	196,979	1,663

Investment Activity:	ROCSC	TREI2	CAF
Reinvested dividends	$5,417	27,902	501
Asset charges (note 3)	(755)	(3,487)	(301)

Net investment income (loss)	4,662	24,415	200

Realized gain (loss) on investments	(18,834)	89,331	(27,818)
Change in unrealized gain (loss) on investments	23,180	(39,445)	(12,615)

Net gain (loss) on investments	4,346	49,886	(40,433)

Reinvested capital gains	53,545	136,208	34,609

Net increase (decrease) in contract owners’ equity resulting from operations	$62,553	210,509	(5,624)

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2016 and 2015

	Total		AMVGR2		AMVI2		DWVSVS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$315,358	478,217	12,247	10,398	642	1,738	4,125	2,818
Realized gain (loss) on investments	5,271	1,335,190	(277,133)	22,734	(3,904)	6,112	(40,472)	(26,018)
Change in unrealized gain (loss) on investments	867,394	(3,758,207)	231,709	(287,458)	397	(21,056)	199,965	(154,796)
Reinvested capital gains	1,594,833	1,705,104	195,526	426,509	6,204	8,499	77,839	107,888

Net increase (decrease) in contract owners’ equity resulting from operations	2,782,856	(239,696)	162,349	172,183	3,339	(4,707)	241,457	(70,108)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	(10)	-	-	-	-	-	-
Transfers between funds	-	-	(779,343)	943,094	(67,357)	(17,373)	(10,560)	1,061,085
Surrenders (note 6)	(1,334,364)	(2,275,000)	49	(306,027)	(12)	-	62	(191,687)
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(558,450)	(558,726)	(17,385)	(18,845)	(3,173)	(5,529)	(7,070)	(6,343)
Adjustments to maintain reserves	2,193	(394)	9	9	(6)	3	11	(5)

Net equity transactions	(1,890,621)	(2,834,130)	(796,670)	618,231	(70,548)	(22,899)	(17,557)	863,050

Net change in contract owners’ equity	892,235	(3,073,826)	(634,321)	790,414	(67,209)	(27,606)	223,900	792,942
Contract owners’ equity beginning of period	38,024,686	41,098,512	2,868,216	2,077,802	127,471	155,077	804,557	11,615

Contract owners’ equity end of period	$38,916,921	38,024,686	2,233,895	2,868,216	60,262	127,471	1,028,457	804,557

CHANGES IN UNITS:
Beginning units	2,136,604	2,254,922	159,261	122,977	9,968	11,549	60,432	814
Units purchased	270,738	1,379,371	2,417	90,856	1,169	663	7,877	89,461
Units redeemed	(373,733)	(1,497,689)	(48,104)	(54,572)	(6,574)	(2,244)	(9,231)	(29,843)

Ending units	2,033,609	2,136,604	113,574	159,261	4,563	9,968	59,078	60,432

	DSIF		JPMMV1		JAMGS		JAMVS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$70,484	70,179	(20)	-	87	-	68	120
Realized gain (loss) on investments	308,416	373,113	(64)	-	963	-	(1,854)	229
Change in unrealized gain (loss) on investments	(64,317)	(543,812)	1,044	-	1,193	-	822	(2,437)
Reinvested capital gains	131,011	131,662	-	-	1,351	-	2,045	1,497

Net increase (decrease) in contract owners’ equity resulting from operations	445,594	31,142	960	-	3,594	-	1,081	(591)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	-	-
Transfers between funds	(51,888)	475,513	23,089	-	13,810	-	(12,376)	11
Surrenders (note 6)	871	(309,845)	27	-	26	-	8	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(44,447)	(47,382)	(168)	-	(515)	-	(392)	(557)
Adjustments to maintain reserves	52	(3)	14	-	(5)	-	(20)	6

Net equity transactions	(95,412)	118,283	22,962	-	13,316	-	(12,780)	(540)

Net change in contract owners’ equity	350,182	149,425	23,922	-	16,910	-	(11,699)	(1,131)
Contract owners’ equity beginning of period	3,965,925	3,816,500	-	-	-	-	13,603	14,734

Contract owners’ equity end of period	$4,316,107	3,965,925	23,922	-	16,910	-	1,904	13,603

CHANGES IN UNITS:
Beginning units	190,816	185,196	-	-	-	-	567	590
Units purchased	13,709	79,715	863	-	1,542	-	459	56
Units redeemed	(18,159)	(74,095)	(98)	-	(165)	-	(959)	(79)

Ending units	186,366	190,816	765	-	1,377	-	67	567

	MVFIC		MVIVSC		MSVMG		GBF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$4,947	-	22,576	43,638	(6)	(56)	(355)	5,016
Realized gain (loss) on investments	19,615	-	101,039	319,179	(7,045)	482	6,209	(20,501)
Change in unrealized gain (loss) on investments	14,540	-	(80,403)	(211,890)	3,320	(4,728)	7,388	14,652
Reinvested capital gains	21,534	-	58,505	29,105	-	3,251	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	60,636	-	101,717	180,032	(3,731)	(1,051)	13,242	(833)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	-	-
Transfers between funds	207,557	-	263,704	(149,604)	(15,840)	(4,281)	(578,391)	141,709
Surrenders (note 6)	246	-	29	(316,347)	1	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(8,380)	-	(21,669)	(23,757)	(128)	(839)	(5,457)	(14,119)
Adjustments to maintain reserves	16	-	13	(1)	1	(16)	5	-

Net equity transactions	199,439	-	242,077	(489,709)	(15,966)	(5,136)	(583,843)	127,590

Net change in contract owners’ equity	260,075	-	343,794	(309,677)	(19,697)	(6,187)	(570,601)	126,757
Contract owners’ equity beginning of period	-	-	2,428,557	2,738,234	19,697	25,884	570,601	443,844

Contract owners’ equity end of period	$260,075	-	2,772,351	2,428,557	-	19,697	-	570,601

CHANGES IN UNITS:
Beginning units	-	-	145,362	173,821	818	1,009	29,329	22,732
Units purchased	9,251	-	16,095	54,370	136	71	-	23,519
Units redeemed	(311)	-	(1,256)	(82,829)	(954)	(262)	(29,329)	(16,922)

Ending units	8,940	-	160,201	145,362	-	818	-	29,329

	GVIDM		MCIF		SAM		SCVF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$5,254	4,797	29,537	23,378	(22,892)	(19,532)	790	1,148
Realized gain (loss) on investments	14,058	18,237	(10,331)	21,158	-	-	12,437	6,995
Change in unrealized gain (loss) on investments	(18,932)	(41,670)	259,190	(317,570)	-	-	14,896	(49,411)
Reinvested capital gains	22,704	14,325	267,164	180,522	196	-	23,224	25,074

Net increase (decrease) in contract owners’ equity resulting from operations	23,084	(4,311)	545,560	(92,512)	(22,696)	(19,532)	51,347	(16,194)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	-	-
Transfers between funds	(26,586)	103,877	204,743	734,623	1,093,976	(193,889)	(37,659)	10,365
Surrenders (note 6)	-	-	25	(153,613)	(1,335,513)	(37,110)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(11,926)	(9,348)	(42,068)	(34,649)	(131,005)	(130,567)	(7,333)	(6,647)
Adjustments to maintain reserves	3	13	(3)	(3)	10	29	17	(44)

Net equity transactions	(38,509)	94,542	162,697	546,358	(372,532)	(361,537)	(44,975)	3,674

Net change in contract owners’ equity	(15,425)	90,231	708,257	453,846	(395,228)	(381,069)	6,372	(12,520)
Contract owners’ equity beginning of period	339,959	249,728	2,567,650	2,113,804	8,915,850	9,296,919	234,724	247,244

Contract owners’ equity end of period	$324,534	339,959	3,275,907	2,567,650	8,520,622	8,915,850	241,096	234,724

CHANGES IN UNITS:
Beginning units	17,193	12,556	62,263	49,834	685,213	712,717	5,172	5,107
Units purchased	3,236	7,917	4,901	21,987	84,130	581,452	240	548
Units redeemed	(5,072)	(3,280)	(960)	(9,558)	(112,917)	(608,956)	(1,183)	(483)

Ending units	15,357	17,193	66,204	62,263	656,426	685,213	4,229	5,172

	SCF		NVOLG1		ALVSVA		DQBP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$505	685	2,010	-	2,015	2,940	2,463	3,165
Realized gain (loss) on investments	(842)	5,957	(6,860)	-	(8,637)	(5,437)	(2,740)	200
Change in unrealized gain (loss) on investments	33,354	(61,684)	(65,531)	-	106,129	(114,598)	9,021	(8,969)
Reinvested capital gains	84,760	39,747	83,309	-	31,615	86,175	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	117,777	(15,295)	12,928	-	131,122	(30,920)	8,744	(5,604)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	-	-
Transfers between funds	118,952	269,675	360,382	-	33,341	88,675	(216,859)	133,965
Surrenders (note 6)	-	-	-	-	-	(116,533)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(15,974)	(9,274)	(7,961)	-	(4,008)	(3,631)	(5,018)	(5,034)
Adjustments to maintain reserves	7	(3)	74	-	(3)	(11)	(4)	6

Net equity transactions	102,985	260,398	352,495	-	29,330	(31,500)	(221,881)	128,937

Net change in contract owners’ equity	220,762	245,103	365,423	-	160,452	(62,420)	(213,137)	123,333
Contract owners’ equity beginning of period	389,788	144,685	-	-	472,906	535,326	213,137	89,804

Contract owners’ equity end of period	$610,550	389,788	365,423	-	633,358	472,906	-	213,137

CHANGES IN UNITS:
Beginning units	9,684	3,527	-	-	24,991	26,671	10,405	4,301
Units purchased	3,154	6,723	42,145	-	2,696	9,270	-	6,945
Units redeemed	(458)	(566)	(6,901)	-	(863)	(10,950)	(10,405)	(841)

Ending units	12,380	9,684	35,244	-	26,824	24,991	-	10,405

	FIGBS		FMCS		FOS		GVMCE
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$23,166	26,699	393	235	15,392	12,608	(44)	39
Realized gain (loss) on investments	11,903	(3,755)	(7,699)	(3,111)	4,191	24,910	(291)	2,481
Change in unrealized gain (loss) on investments	2,028	(37,085)	21,854	(21,116)	(81,742)	(25,422)	2,441	(7,330)
Reinvested capital gains	466	-	12,369	21,612	2,328	1,204	-	2,121

Net increase (decrease) in contract owners’ equity resulting from operations	37,563	(14,141)	26,917	(2,380)	(59,831)	13,300	2,106	(2,689)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	-	-
Transfers between funds	(158,529)	1,236,449	40,923	45,113	283,296	439,869	(28,162)	(5,451)
Surrenders (note 6)	(228)	(90,500)	-	(39,710)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(35,592)	(33,040)	(1,543)	(1,243)	(38,384)	(29,741)	(754)	(1,181)
Adjustments to maintain reserves	16	(3)	8	(16)	4	(1)	(21)	2

Net equity transactions	(194,333)	1,112,906	39,388	4,144	244,916	410,127	(28,937)	(6,630)

Net change in contract owners’ equity	(156,770)	1,098,765	66,305	1,764	185,085	423,427	(26,831)	(9,319)
Contract owners’ equity beginning of period	1,098,765	-	185,052	183,288	1,126,310	702,883	26,831	36,150

Contract owners’ equity end of period	$941,995	1,098,765	251,357	185,052	1,311,395	1,126,310	-	26,831

CHANGES IN UNITS:
Beginning units	58,750	-	3,169	3,084	63,777	41,087	587	716
Units purchased	3,339	123,834	801	1,305	16,949	29,358	25	67
Units redeemed	(13,829)	(65,084)	(121)	(1,220)	(2,265)	(6,668)	(612)	(196)

Ending units	48,260	58,750	3,849	3,169	78,461	63,777	-	587

	SBVI		SBVSG		OVGS		PMVRRA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$5,291	4,382	(1,324)	(1,310)	8,005	9,988	28,066	63,883
Realized gain (loss) on investments	8,958	18,221	(11,676)	(6,571)	(25,755)	33,329	(100,995)	(68,580)
Change in unrealized gain (loss) on investments	23,911	(46,685)	30,292	(35,973)	(42,654)	(76,991)	131,220	(37,833)
Reinvested capital gains	8,431	13,951	21,997	12,038	66,221	61,992	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	46,591	(10,131)	39,289	(31,816)	5,817	28,318	58,291	(42,530)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	-	-
Transfers between funds	49,245	122,190	67,902	379,673	2,601	299,044	(649,107)	(1,587,761)
Surrenders (note 6)	-	-	78	(78,845)	3	-	(36)	(213,938)
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(11,397)	(8,584)	(4,734)	(4,448)	(6,615)	(6,276)	(12,143)	(17,894)
Adjustments to maintain reserves	5	1	7	(7)	16	(17)	(68)	(2)

Net equity transactions	37,853	113,607	63,253	296,373	(3,995)	292,751	(661,354)	(1,819,595)

Net change in contract owners’ equity	84,444	103,476	102,542	264,557	1,822	321,069	(603,063)	(1,862,125)
Contract owners’ equity beginning of period	340,181	236,705	504,656	240,099	1,011,363	690,294	1,580,786	3,442,911

Contract owners’ equity end of period	$424,625	340,181	607,198	504,656	1,013,185	1,011,363	977,723	1,580,786

CHANGES IN UNITS:
Beginning units	12,777	8,614	39,181	17,781	38,517	27,258	79,335	167,696
Units purchased	1,788	6,150	5,868	45,703	397	22,665	-	32,157
Units redeemed	(416)	(1,987)	(381)	(24,303)	(263)	(11,406)	(32,569)	(120,518)

Ending units	14,149	12,777	44,668	39,181	38,651	38,517	46,766	79,335

	PMVTRA		ACGI		AVGI		AVIE
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$40,978	131,853	9,913	24,899	11,253	17,229	10,515	9,650
Realized gain (loss) on investments	(20,584)	(34,381)	(37,722)	157,765	33,990	84,815	5,417	61,682
Change in unrealized gain (loss) on investments	31,418	(92,038)	133,861	(354,740)	4,129	(418,064)	(14,269)	(90,556)
Reinvested capital gains	-	22,667	104,065	144,316	147,607	200,009	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	51,812	28,101	210,117	(27,760)	196,979	(116,011)	1,663	(19,224)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	(10)	-	-	-	-	-	-
Transfers between funds	81,201	(3,163,436)	32,421	(227,708)	383,142	603,537	240,980	107,880
Surrenders (note 6)	-	-	-	(229,110)	-	-	-	(191,735)
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(14,998)	(28,292)	(7,979)	(8,060)	(65,648)	(51,245)	(6,626)	(6,119)
Adjustments to maintain reserves	193	(50)	2	3	14	(4)	8	(7)

Net equity transactions	66,396	(3,191,788)	24,444	(464,875)	317,508	552,288	234,362	(89,981)

Net change in contract owners’ equity	118,208	(3,163,687)	234,561	(492,635)	514,487	436,277	236,025	(109,205)
Contract owners’ equity beginning of period	2,146,022	5,309,709	972,746	1,465,381	1,862,425	1,426,148	813,659	922,864

Contract owners’ equity end of period	$2,264,230	2,146,022	1,207,307	972,746	2,376,912	1,862,425	1,049,684	813,659

CHANGES IN UNITS:
Beginning units	107,036	265,318	59,311	86,396	109,836	79,056	35,375	39,085
Units purchased	3,944	23,791	9,797	21,605	21,322	43,383	10,871	16,632
Units redeemed	(727)	(182,073)	(7,454)	(48,690)	(3,711)	(12,603)	(288)	(20,342)

Ending units	110,253	107,036	61,654	59,311	127,447	109,836	45,958	35,375

	ROCSC		TREI2		CAF		WRSCP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$4,662	593	24,415	26,265	200	936	-	(164)
Realized gain (loss) on investments	(18,834)	103,483	89,331	115,402	(27,818)	78,017	-	49,043
Change in unrealized gain (loss) on investments	23,180	(226,828)	(39,445)	(328,034)	(12,615)	(126,041)	-	(28,307)
Reinvested capital gains	53,545	67,288	136,208	38,539	34,609	65,113	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	62,553	(55,464)	210,509	(147,828)	(5,624)	18,025	-	20,572

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	-	-
Transfers between funds	(7,891)	(1,397,097)	(419,174)	4,006	(441,543)	51,200	-	(504,953)
Surrenders (note 6)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(2,003)	(4,823)	(11,770)	(26,513)	(4,187)	(14,039)	-	(707)
Adjustments to maintain reserves	-	(8)	4	(5)	1,814	5	-	(2)

Net equity transactions	(9,894)	(1,401,928)	(430,940)	(22,512)	(443,916)	37,166	-	(505,662)

Net change in contract owners’ equity	52,659	(1,457,392)	(220,431)	(170,340)	(449,540)	55,191	-	(485,090)
Contract owners’ equity beginning of period	279,817	1,737,209	1,693,892	1,864,232	449,540	394,349	-	485,090

Contract owners’ equity end of period	$332,476	279,817	1,473,461	1,693,892	-	449,540	-	-

CHANGES IN UNITS:
Beginning units	10,961	59,869	69,652	71,032	36,866	33,765	-	20,764
Units purchased	-	4,967	-	14,516	1,617	19,471	-	214
Units redeemed	(167)	(53,875)	(18,548)	(15,896)	(38,483)	(16,370)	-	(20,978)

Ending units	10,794	10,961	51,104	69,652	-	36,866	-	-

MIGSC
	2016	2015
Investment activity:
Net investment income (loss)	$-	-
Realized gain (loss) on investments	-	-
Change in unrealized gain (loss) on investments	-	263
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	263

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-
Transfers between funds	-	-
Surrenders (note 6)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	-	-
Adjustments to maintain reserves	-	(263)

Net equity transactions	-	(263)

Net change in contract owners’ equity	-	-
Contract owners’ equity beginning of period	-	-

Contract owners’ equity end of period	$-	-

CHANGES IN UNITS:
Beginning units	-	-
Units purchased	-	-
Units redeemed	-	-

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-D

NOTES TO FINANCIAL STATEMENTS

December 31, 2016

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VL Separate Account-D (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on May 22, 1998. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Account.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges, and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

RATIONAL FUNDS

Mutual Fund and Variable Insurance Trust - Catalyst Dividend Capture VA Fund (HVDCT)*

AMERICAN CENTURY INVESTORS, INC.

VP Inflation Protection Fund - Class I (ACVIP1)*

AMERICAN FUNDS GROUP (THE)

Global Growth Fund - Class 2 (AMVGG2)*

Global Small Capitalization Fund - Class 2 (AMVGS2)*

Growth Fund - Class 2 (AMVGR2)

International Fund - Class 2 (AMVI2)

New World Fund - Class 2 (AMVNW2)*

BLACKROCK FUNDS

Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund - Class I (BRVHYI)*

Large Cap Core V.I. Fund - Class II (MLVLC2)*

Large Cap Value V.I. Fund - Class II (MLVLV2)*

S&P 500 Index V.I. Fund - Class II (MLVX52)*

Value Opportunities V.I. Fund - Class II (MLVSV2)*

Global Allocation V.I. Fund - Class II (MLVGA2)*

CALVERT GROUP

VP S&P 500 Index Portfolio (CVSPIP)*

DELAWARE GROUP

VIP Emerging Markets Series: Service Class (DWVEMS)*

VIP Small Cap Value Series: Service Class (DWVSVS)

DREYFUS CORPORATION

Stock Index Fund, Inc. - Initial Shares (DSIF)

Socially Responsible Growth Fund Inc - Initial Shares (DSRG)*

MidCap Stock Portfolio - Initial Shares (DVMCS)*

Small Cap Stock Index Portfolio - Service Shares (DVSCS)*

Appreciation Portfolio - Initial Shares (DCAP)*

International Value Portfolio - Initial Shares (DVIV)*

Quality Bond Portfolio - Initial Shares (DQBP)*

EATON VANCE FUNDS

Floating-Rate Income Fund (ETVFR)*

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)*

Templeton Foreign Securities Fund - Class 2 (TIF2)*

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)*

VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)*

INVESCO INVESTMENTS

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)*

VI American Franchise Fund - Series II Shares (ACEG2)*

VI Comstock Fund - Series II Shares (ACC2)*

V.I. Global Core Equity Fund: Series I Shares (MSVGE)*

VI Growth and Income Fund - Series I Shares (ACGI)

VI American Value Fund: Series I Shares (MSVMV)*

VI Value Opportunities Fund - Series I Shares (AVBVI)*

VI Core Equity Fund - Series I Shares (AVGI)

VI Global Health Care Fund - Series I Shares (IVHS)*

VI Global Real Estate Fund - Series I Shares (IVRE)*

VI High Yield Fund - Series I Shares (AVHY1)*

VI International Growth Fund - Series I Shares (AVIE)

VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)*

VI Small Cap Equity Fund - Series I Shares (AVSCE)*

VI Technology Fund - Series I Shares (IVT)*

Invesco - Invesco V.I. Managed Volatility Fund: Series I Shares (IVU)*

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Value Portfolio: Class 1 (JPMMV1)

Small Cap Core Portfolio 1 (JPSCE1)*

Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)*

Insurance Trust Intrepid Mid Cap Portfolio: Class 1 (OGDMP)*

Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)*

JANUS FUNDS

Balanced Portfolio: Service Shares (JABS)*

Enterprise Portfolio: Service Shares (JAMGS)

Flexible Bond Portfolio: Service Shares (JAFBS)*

Forty Portfolio: Service Shares (JACAS)*

Global Technology Portfolio: Service Shares (JAGTS)*

Overseas Portfolio: Service Shares (JAIGS)*

Perkins Mid Cap Value Portfolio: Service Shares (JAMVS)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)*

LORD ABBETT FUNDS

Lord Abbett Series Fund Inc. - Bond Debenture Portfolio: Class VC (LOVBD)*

Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)*

Lord Abbett Series Fund Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)*

MASSACHUSETTS FINANCIAL SERVICES CO.

VIT II - MFS Blended Research Core Equity Portfolio - Service Class (MVBRES)*

Growth Series - Service Class (MEGSS)*

MFS Total Return Bond Series - Service Class (MVRBSS)*

Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)*

Var Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)*

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Initial Class (MMCGSC)*

New Discovery Series - Service Class (MNDSC)*

Utilities Series - Initial Class (MVUIC)*

Utilities Series - Service Class (MVUSC)*

Value Series - Initial Class (MVFIC)

Value Series - Service Class (MVFSC)*

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)*

Emerging Markets Debt Portfolio - Class I (MSEM)*

Universal Institutional Funds, Inc. - Emerging Markets Equity Portfolio - Class I (MSVEM)*

“The Universal Institutional Funds, Inc. - Global Strategist Portfolio - Class I” (MSVIM)*

Mid Cap Growth Portfolio - Class II (MSVMG2)*

Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)*

Universal Institutional Funds, Inc. - Growth Portfolio - Class I (MSVEG)*

U.S. Real Estate Portfolio - Class I (MSVRE)*

NATIONWIDE FUNDS GROUP

NVIT Bond Index Fund Class I (NVBX)*

NVIT International Index Fund Class I (NVIX)*

Federated NVIT High Income Bond Fund - Class I (HIBF)*

NVIT Emerging Markets Fund - Class I (GEM)*

NVIT International Equity Fund - Class I (GIG)*

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)*

NVIT Nationwide Fund - Class I (TRF)*

NVIT Government Bond Fund - Class I (GBF)*

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)*

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)*

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)*

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)*

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Money Market Fund - Class V (SAM5)*

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)*

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)*

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)*

NVIT Short Term Bond Fund - Class I (NVSTB1)*

NVIT Large Cap Growth Fund - Class I (NVOLG1)

Invesco NVIT Comstock Value Fund - Class I (EIF)*

NEUBERGER & BERMAN MANAGEMENT, INC.

Guardian Portfolio - I Class Shares (AMGP)*

Mid-Cap Growth Portfolio - I Class Shares (AMCG)*

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)*

AB FUNDS

VPS Growth and Income Portfolio - Class A (ALVGIA)*

VPS International Value Portfolio - Class A (ALVIVA)*

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

VPS Value Portfolio - Class A (ALVVA)*

AMERICAN CENTURY INVESTORS INC.

VP Balanced Fund - Class I (ACVB)*

VP Capital Appreciation Fund - Class I (ACVCA)*

VP Income & Growth Fund - Class I (ACVIG)*

VP International Fund - Class I (ACVI)*

VP Mid Cap Value Fund - Class I (ACVMV1)*

VP Ultra(R) Fund - Class I (ACVU1)*

VP Value Fund - Class I (ACVV)*

DEUTSCHE ASSET & WEALTH MANAGEMENT

Equity 500 Index VIP - Class A (BIEI)*

Small Cap Index VIP - Class A (BISCI)*

Variable Series I - DWS Capital Growth VIP - Class B (SVSCGB)*

Variable Series II - DWS Small Mid Cap Value VIP - Class B (SVSSVB)*

Variable Series II - DWS Global Growth VIP - Class B (SVSBCB)*

Variable Series II - DWS High Income VIP - Class B (SVSHIB)*

Variable Series II - DWS Large Cap Value VIP - Class B (SVSLVB)*

FEDERATED INVESTORS

Quality Bond Fund II - Primary Shares (FQB)*

FIDELITY INVESTMENTS

VIP Asset Manager Growth Portfolio - Service Class (FAMGS)*

VIP Asset Manager Portfolio - Service Class (FAMS)*

VIP Balanced Portfolio - Service Class (FBS)*

VIP Contrafund(R) Portfolio - Service Class (FCS)*

VIP Dynamic Capital Appreciation Portfolio - Service Class (FDCAS)*

VIP Equity-Income Portfolio - Service Class (FEIS)*

VIP Growth & Income Portfolio - Service Class (FGIS)*

VIP Growth Opportunities Portfolio - Service Class (FGOS)*

VIP Growth Portfolio - Service Class (FGS)*

VIP High Income Portfolio - Service Class (FHIS)*

VIP Index 500 Portfolio - Initial Class (FIP)*

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Overseas Portfolio - Service Class (FOS)

VIP Value Strategies Portfolio - Service Class (FVSS)*

VIP Value Portfolio - Service Class (FVS)*

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Mid Cap Value - Institutional Shares (GVMCE)*

Large-Cap Value - Institutional Shares (GVGRI)*

Strategic International Equity Fund - Institutional Shares (GVIE)*

Goldman Sachs Structured Small Cap Equity Fund (GVCSE)*

Structured U.S. Equity Fund - Institutional Shares (GVCUE)*

VIT Growth Opportunities Fund - Service Shares (GVGOPS)*

LEGG MASON

ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)

ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)

Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)*

LINCOLN FUNDS

Baron Growth Opportunities Fund Service Class (BNCAI)*

OPPENHEIMER FUNDS

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*

Global Securities Fund/VA - Non-Service Shares (OVGS)

International Growth Fund/VA - Non-Service Shares (OVIG)*

Main Street Fund(R)/VA - Non-Service Shares (OVGI)*

Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)*

PIMCO FUNDS

All Asset Portfolio - Administrative Class (PMVAAA)*

High Yield Portfolio - Administrative Class (PMVHYA)*

Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)*

Low Duration Portfolio - Administrative Class (PMVLDA)*

Real Return Portfolio - Administrative Class (PMVRRA)

Total Return Portfolio - Administrative Class (PMVTRA)

Global Bond Portfolio (Unhedged) - Administrative Class (PMVGBA)*

PIONEER FUNDS

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)*

PUTNAM INVESTMENTS

VT International Equity Fund: Class IB (PVTIGB)*

VT Small Cap Value Fund: Class IB (PVTSCB)*

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)*

Small-Cap Portfolio - Investment Class (ROCSC)

T. ROWE PRICE

Equity Income Portfolio - II (TREI2)

Limited-Term Bond Portfolio (TRLT1)*

Mid-Cap Growth Portfolio - II (TRMCG2)*

New America Growth Portfolio (TRNAG1)*

Personal Strategy Balanced Portfolio (TRPSB1)*

Blue Chip Growth Portfolio (TRBCGP)*

VAN ECK ASSOCIATES CORPORATION

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)*

WADDELL & REED, INC.

Variable Insurance Portfolios - Growth (WRGP)*

Variable Insurance Portfolios - High Income (WRHIP)*

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)*

Variable Insurance Portfolios - Small Cap Growth (WRSCP)*

WELLS FARGO FUNDS

Advantage VT Opportunity Fund - Class 2 (SVOF)*

*	At December 31, 2016, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2016 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(h) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact to the financial statements and disclosures.

(2) Policy Charges

(a) Deductions from Premium

The Company deducts a charge for state premium taxes and sales expenses not to exceed the following percentages of each Premium received:

•

For policies with applications signed on or after January 3, 2006, 8.5% plus 5% of Premium payments in excess of target Premium (reduced to 5.5% plus 3.5% of Premium payments in excess of target Premium at the beginning of the eighth policy year, then 3.5% at the beginning of the eleventh policy year).

•

For policies issued on and after September 9, 2002 with applications signed before January 3, 2006, 9.0% plus 7% of Premium payments in excess of target Premium (reduced to 5.5% at the beginning of the eighth policy year, then 3.5% at the beginning of the eleventh policy year).

•	For policies issued prior to September 9, 2002, 9.0% (reduced to 3.5% at the beginning of the eighth policy year).

The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in cost are determined in a manner not unfairly discriminatory to policy owners. For the periods ended December 31, 2016 and 2015, there were no front-end sales charge deductions recognized as a reduction of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

The Company currently deducts a monthly administrative charge of $5 in all policy years to recover policy maintenance, accounting, record keeping and other administrative expenses. This charge is subject to change but will not exceed $10 per month. These charges are assessed against each contract by liquidating units.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For corporate flexible premium contracts, the Company deducts a charge related to operations. This charge is guaranteed not to exceed an annualized rate of 0.75% of the policy’s cash value.

On a current basis, this charge varies based on when the policy was issued and reduces based on how long the policy has been in force for most issues:

•	For policies with applications signed on or after January 3, 2006:

Charge for policy years 1-4	Charge for policy years 5-15	Charge for policy years 16+
0.25% of daily net assets	0.20% of daily net assets	0.10% of daily net assets

•	For policies with applications signed before January 3, 2006:

Charge for policy years 1-4	Charge for policy years 5-20	Charge for policy years 21+
0.40% of daily net assets	0.25% of daily net assets	0.10% of daily net assets

A reduced fee tier rate exists for corporate flexible premium contracts and is 0.20% for all policy years. These charges are assessed through a reduction in the unit value. For contracts issued prior to September 9, 2002, the Company reduced the asset charges where the size or nature of the group resulted in savings in sales, underwriting, or administrative costs. Variations due to differences in costs were determined in a manner not unfairly discriminatory to policy owners.

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s non-loaned cash value. Interest is charged on the outstanding loan and is due and payable on each policy anniversary, or when the loan is repaid or a new loan is effective. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan was made. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account. The interest rate charged on the policy loan is the stated rate of interest in effect at the time the loan is made, subject to a guaranteed maximum rate of 3.75%.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy Repayments (Loans). The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2016 and 2015, there were no transfers into or out of the Account from the fixed account.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2016.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$38,915,155	$-	$-	$38,915,155

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2016 are as follows:

	Purchase of Investments	Sales of Investments
Growth Fund - Class 2 (AMVGR2)	$740,420	$1,329,327
International Fund - Class 2 (AMVI2)	47,245	110,941
VIP Small Cap Value Series: Service Class (DWVSVS)	315,576	251,178
Stock Index Fund, Inc. - Initial Shares (DSIF)	1,338,413	1,232,382
Mid Cap Value Portfolio: Class 1 (JPMMV1)	33,202	10,274
Enterprise Portfolio: Service Shares (JAMGS)	26,034	11,276
Perkins Mid Cap Value Portfolio: Service Shares (JAMVS)	20,637	31,285
Value Series - Initial Class (MVFIC)	501,117	275,212
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	643,316	320,171
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)	2,626	18,599
NVIT Government Bond Fund - Class I (GBF)	16,428	600,629
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	136,748	147,302
NVIT Mid Cap Index Fund - Class I (MCIF)	1,009,323	549,922
NVIT Money Market Fund - Class I (SAM)	3,282,524	3,677,763
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	40,056	61,034
NVIT Multi-Manager Small Company Fund - Class I (SCF)	228,844	40,603
NVIT Large Cap Growth Fund - Class I (NVOLG1)	505,793	69,867
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	146,426	83,463
Quality Bond Portfolio - Initial Shares (DQBP)	76,343	295,757
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	1,014,549	1,185,265
VIP Mid Cap Portfolio - Service Class (FMCS)	95,798	43,656
VIP Overseas Portfolio - Service Class (FOS)	317,985	55,353
Mid Cap Value- Institutional Shares (GVMCE)	3,710	32,669
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)	87,366	35,796
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)	164,770	80,851
Global Securities Fund/VA - Non-Service Shares (OVGS)	252,903	182,687
Real Return Portfolio - Administrative Class (PMVRRA)	489,868	1,123,087
Total Return Portfolio - Administrative Class (PMVTRA)	590,111	482,930
VI Growth and Income Fund - Series I Shares (ACGI)	339,446	201,025
VI Core Equity Fund - Series I Shares (AVGI)	607,751	131,397
VI International Growth Fund - Series I Shares (AVIE)	315,327	70,457
Small-Cap Portfolio - Investment Class (ROCSC)	112,035	63,722
Equity Income Portfolio - II (TREI2)	229,299	499,620
American Century NVIT Growth Fund - Class I (Obsolete) (CAF)	54,390	463,497

	$13,786,379	$13,768,997

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2016, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2016. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Growth Fund - Class 2 (AMVGR2)
2016	0.25%	113,574	$19.67	$2,233,895	0.80%	9.21%
2015	0.25%	159,261	18.01	2,868,216	0.67%	6.59%
2014	0.25%	122,977	16.90	2,077,802	0.78%	8.24%
2013	0.25%	155,569	15.61	2,428,417	0.99%	29.78%
2012	0.25%	157,115	12.03	1,889,819	0.82%	17.60%
International Fund - Class 2 (AMVI2)
2016	0.25%	4,563	13.21	60,262	1.00%	3.27%
2015	0.25%	9,968	12.79	127,471	1.45%	-4.76%
2014	0.25%	11,549	13.43	155,077	1.16%	-2.90%
2013	0.25%	16,471	13.83	227,765	1.32%	21.33%
2012	0.25%	18,227	11.40	207,736	1.31%	17.61%
VIP Small Cap Value Series: Service Class (DWVSVS)
2016	0.25%	59,078	17.41	1,028,457	0.72%	30.76%
2015	0.25%	60,432	13.31	804,557	0.62%	-6.70%
2014	0.25%	814	14.27	11,615	0.33%	5.35%
2013	0.25%	825	13.54	11,173	0.50%	32.84%
2012	0.25%	801	10.20	8,167	0.40%	13.35%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2016	0.25%	186,366	23.16	4,316,107	2.02%	11.43%
2015	0.25%	190,816	20.78	3,965,925	1.85%	0.85%
2014	0.25%	185,196	20.61	3,816,500	1.73%	13.14%
2013	0.25%	219,304	18.21	3,994,480	1.84%	31.70%
2012	0.25%	241,815	13.83	3,344,406	2.09%	15.45%
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2016	0.25%	765	31.27	23,922	0.00%	14.41%
Enterprise Portfolio: Service Shares (JAMGS)
2016	0.25%	1,377	12.28	16,910	0.70%	22.80	%****
Perkins Mid Cap Value Portfolio: Service Shares (JAMVS)
2016	0.25%	67	28.42	1,904	0.83%	18.47%
2015	0.25%	567	23.99	13,603	1.06%	-3.93%
2014	0.25%	590	24.97	14,734	3.39%	8.17%
2013	0.25%	614	23.09	14,175	1.13%	25.49%
2012	0.25%	616	18.40	11,332	0.55%	10.51%
Value Series - Initial Class (MVFIC)
2016	0.25%	8,940	29.09	260,075	1.94%	13.80%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2016	0.25%	160,201	17.31	2,772,351	1.13%	3.58%
2015	0.25%	145,362	16.71	2,428,557	1.77%	6.05%
2014	0.25%	173,821	15.75	2,738,234	1.49%	0.88%
2013	0.25%	217,388	15.62	3,394,673	1.39%	27.31%
2012	0.25%	235,582	12.27	2,889,520	1.45%	15.64%
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)
2015	0.25%	818	24.08	19,697	0.00%	-6.13%
2014	0.25%	1,009	25.65	25,884	0.00%	1.71%
2013	0.25%	1,156	25.22	29,155	0.35%	37.14%
2012	0.25%	2,275	18.39	41,837	0.00%	8.42%
NVIT Government Bond Fund - Class I (GBF)
2015	0.25%	29,329	19.46	570,601	1.23%	-0.36%
2014	0.25%	22,732	19.53	443,844	1.99%	4.31%
2013	0.25%	26,459	18.72	495,278	1.96%	-4.29%
2012	0.25%	27,068	19.56	529,416	2.22%	2.80%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2016	0.25%	15,357	21.13	324,534	1.66%	6.88%
2015	0.25%	17,193	19.77	339,959	1.68%	-0.58%
2014	0.25%	12,556	19.89	249,728	1.69%	4.92%
2013	0.25%	13,462	18.96	255,196	1.74%	16.34%
2012	0.25%	11,547	16.29	188,157	1.77%	10.53%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Mid Cap Index Fund - Class I (MCIF)
2016	0.25%	66,204	49.48	3,275,907	1.28%	19.99%
2015	0.25%	62,263	41.24	2,567,650	1.17%	-2.78%
2014	0.25%	49,834	42.42	2,113,804	1.11%	9.15%
2013	0.25%	56,609	38.86	2,199,945	1.02%	32.72%
2012	0.25%	82,842	29.28	2,425,804	1.18%	17.18%
NVIT Money Market Fund - Class I (SAM)
2016	0.25%	656,426	12.98	8,520,622	0.01%	-0.24%
2015	0.25%	685,213	13.01	8,915,850	0.00%	-0.25%
2014	0.25%	712,717	13.04	9,296,919	0.00%	-0.25%
2013	0.25%	607,238	13.08	7,940,891	0.00%	-0.25%
2012	0.25%	613,563	13.11	8,043,734	0.00%	-0.25%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2016	0.25%	4,229	57.01	241,096	0.59%	25.62%
2015	0.25%	5,172	45.38	234,724	0.73%	-6.26%
2014	0.25%	5,107	48.41	247,244	0.51%	6.75%
2013	0.25%	6,547	45.35	296,903	0.89%	40.05%
2012	0.25%	6,009	32.38	194,578	0.82%	20.14%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2016	0.25%	12,380	49.32	610,550	0.35%	22.53%
2015	0.25%	9,684	40.25	389,788	0.45%	-1.88%
2014	0.25%	3,527	41.02	144,685	0.15%	0.56%
2013	0.25%	4,937	40.79	201,391	0.15%	40.55%
2012	0.25%	3,439	29.02	99,808	0.13%	15.21%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2016	0.25%	35,244	10.37	365,423	0.70%	3.68%	****
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2016	0.25%	26,824	23.61	633,358	0.62%	24.78%
2015	0.25%	24,991	18.92	472,906	0.82%	-5.72%
2014	0.25%	26,671	20.07	535,326	0.67%	8.93%
2013	0.25%	30,684	18.43	565,407	0.61%	37.71%
2012	0.25%	21,405	13.38	286,411	0.57%	18.45%
Quality Bond Portfolio - Initial Shares (DQBP)
2015	0.25%	10,405	20.48	213,137	2.00%	-1.90%
2014	0.25%	4,301	20.88	89,804	1.97%	4.53%
2013	0.25%	2,575	19.97	51,434	2.82%	-1.79%
2012	0.25%	4,229	20.34	86,011	2.84%	6.73%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2016	0.25%	48,260	19.52	941,995	2.41%	4.37%
2015	0.25%	58,750	18.70	1,098,765	2.30%	-0.95%
VIP Mid Cap Portfolio - Service Class (FMCS)
2016	0.25%	3,849	65.30	251,357	0.43%	11.83%
2015	0.25%	3,169	58.39	185,052	0.38%	-1.75%
2014	0.25%	3,084	59.43	183,288	0.14%	5.93%
2013	0.25%	3,696	56.10	207,361	0.57%	35.72%
2012	0.25%	2,861	41.34	118,267	0.59%	14.46%
VIP Overseas Portfolio - Service Class (FOS)
2016	0.25%	78,461	16.71	1,311,395	1.51%	-5.36%
2015	0.25%	63,777	17.66	1,126,310	1.43%	3.23%
2014	0.25%	41,087	17.11	702,883	1.23%	-8.39%
2013	0.25%	43,875	18.67	819,316	1.33%	30.05%
2012	0.25%	47,266	14.36	678,690	1.91%	20.24%
Mid Cap Value - Institutional Shares (GVMCE)
2015	0.25%	587	45.71	26,831	0.38%	-9.47%
2014	0.25%	716	50.49	36,150	0.88%	13.29%
2013	0.25%	957	44.57	42,651	0.73%	32.56%
2012	0.25%	1,753	33.62	58,937	1.07%	18.17%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIT Growth Opportunities Fund - Service Shares (GVGOPS)
2013	0.25%	5,446	13.83	75,299	0.00%	31.87%
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)
2016	0.25%	14,149	30.01	424,625	1.70%	12.72%
2015	0.25%	12,777	26.62	340,181	1.66%	-3.11%
2014	0.25%	8,614	27.48	236,705	2.00%	11.43%
2013	0.25%	7,380	24.66	181,995	1.80%	32.04%
2012	0.25%	8,188	18.68	152,926	2.17%	16.21%
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
2016	0.25%	44,668	13.59	607,198	0.00%	5.54%
2015	0.25%	39,181	12.88	504,656	0.00%	-4.61%
2014	0.25%	17,781	13.50	240,099	0.00%	3.82%
2013	0.25%	12,452	13.01	161,956	0.00%	30.06%	****
Global Securities Fund/VA - Non-Service Shares (OVGS)
2016	0.25%	38,651	26.21	1,013,185	1.07%	-0.17%
2015	0.25%	38,517	26.26	1,011,363	1.29%	3.68%
2014	0.25%	27,258	25.32	690,294	1.32%	2.04%
2013	0.25%	52,540	24.82	1,303,986	1.43%	26.99%
2012	0.25%	62,997	19.54	1,231,227	2.29%	20.96%
Real Return Portfolio - Administrative Class (PMVRRA)
2016	0.25%	46,766	20.91	977,723	2.29%	4.92%
2015	0.25%	79,335	19.93	1,580,786	3.20%	-2.95%
2014	0.25%	167,696	20.53	3,442,911	1.29%	2.83%
2013	0.25%	128,868	19.96	2,572,843	2.02%	-9.44%
2012	0.25%	95,410	22.05	2,103,518	1.06%	8.48%
Total Return Portfolio - Administrative Class (PMVTRA)
2016	0.25%	110,253	20.54	2,264,230	2.07%	2.43%
2015	0.25%	107,036	20.05	2,146,022	4.02%	0.18%
2014	0.25%	265,318	20.01	5,309,709	2.25%	4.01%
2013	0.25%	237,542	19.24	4,570,548	2.22%	-2.20%
2012	0.25%	183,565	19.67	3,611,454	2.59%	9.33%
VI Growth and Income Fund - Series I Shares (ACGI)
2016	0.25%	61,654	19.58	1,207,307	1.16%	19.40%
2015	0.25%	59,311	16.40	972,746	2.42%	-3.30%
2014	0.25%	86,396	16.96	1,465,381	1.76%	10.00%
2013	0.25%	83,606	15.42	1,289,092	1.51%	33.75%
2012	0.25%	90,995	11.53	1,049,009	1.58%	14.35%
VI Core Equity Fund - Series I Shares (AVGI)
2016	0.25%	127,447	18.65	2,376,912	0.79%	9.99%
2015	0.25%	109,836	16.96	1,862,425	1.18%	-6.01%
2014	0.25%	79,056	18.04	1,426,148	0.81%	7.88%
2013	0.25%	96,814	16.72	1,618,982	1.35%	28.93%
2012	0.25%	106,413	12.97	1,380,250	0.98%	13.60%
VI International Growth Fund - Series I Shares (AVIE)
2016	0.25%	45,958	22.84	1,049,684	1.41%	-0.70%
2015	0.25%	35,375	23.00	813,659	1.35%	-2.59%
2014	0.25%	39,085	23.61	922,864	1.60%	0.08%
2013	0.25%	31,804	23.59	750,339	1.25%	18.72%
2012	0.25%	30,031	19.87	596,810	1.55%	15.24%
Small-Cap Portfolio - Investment Class (ROCSC)
2016	0.25%	10,794	30.80	332,476	1.79%	20.66%
2015	0.25%	10,961	25.53	279,817	0.33%	-12.02%
2014	0.25%	59,869	29.02	1,737,209	0.13%	2.98%
2013	0.25%	60,710	28.18	1,710,608	1.11%	34.42%
2012	0.25%	67,438	20.96	1,413,649	0.11%	12.22%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Equity Income Portfolio - II (TREI2)
2016	0.25%	51,104	28.83	1,473,461	1.97%	18.56%
2015	0.25%	69,652	24.32	1,693,892	1.59%	-7.34%
2014	0.25%	71,032	26.24	1,864,232	1.52%	6.84%
2013	0.25%	64,457	24.57	1,583,430	1.19%	29.08%
2012	0.25%	123,488	19.03	2,350,099	1.99%	16.63%
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
2014	0.25%	20,764	23.36	485,090	0.00%	1.34%
2013	0.25%	19,192	23.05	442,433	0.00%	43.00%
2012	0.25%	35,623	16.12	574,270	0.00%	4.90%
American Century NVIT Growth Fund - Class I (obsolete) (CAF)
2015	0.25%	36,866	12.19	449,540	0.44%	4.41%
2014	0.25%	33,765	11.68	394,349	0.36%	11.05%
2013	0.25%	34,045	10.52	358,050	0.69%	29.42%
2012	0.25%	40,392	8.13	328,245	0.51%	13.74%

2016	Contract owners’ equity:				$38,916,921
2015	Contract owners’ equity:				$38,024,686
2014	Contract owners’ equity:				$41,098,512
2013	Contract owners’ equity:				$39,795,172
2012	Contract owners’ equity:				$35,894,087
*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented. Prior period presentation, which indicated the date the underlying mutual fund was initially added and funded, has been updated to conform with current period presentation.